UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09687

              ALLIANCEBERNSTEIN FOCUSED GROWTH & INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: November 30, 2005

                   Date of reporting period: February 28, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN FOCUSED GROWTH & INCOME FUND
PORTFOLIO OF INVESTMENTS
February 28, 2005  (unaudited)

Company                                                  Shares    U.S. $ Value

COMMON STOCKS-92.5%
Finance-22.9%
Banking - Money Center-3.9%
JPMorgan Chase & Co.                                    540,000   $  19,737,000
                                                                  --------------
Banking - Regional-0.9%
North Fork Bancorporation, Inc.                         150,000       4,321,500
                                                                  --------------
Brokerage & Money Management-2.5%
Merrill Lynch & Co., Inc.                               155,000       9,079,900
Morgan Stanley                                           62,500       3,529,375
                                                                  --------------
                                                                     12,609,275
                                                                  --------------
Insurance-11.9%
ACE, Ltd. (Bermuda)                                     346,800      15,418,728
American International Group                            308,200      20,587,760
Axis Capital Holdings, Ltd. (Bermuda)                   600,000      16,794,000
The Allstate Corp.                                       75,000       4,026,000
XL Capital, Ltd. Cl.A*                                   55,000       4,125,000
                                                                  --------------
                                                                     60,951,488
                                                                  --------------
Miscellaneous-3.7%
Citigroup, Inc.                                         400,000      19,088,000
                                                                  --------------
                                                                    116,707,263
                                                                  --------------
Consumer Services-18.0%
Broadcasting & Cable-14.1%
Clear Channel Communications, Inc.                      115,000       3,827,200
Comcast Corp. Cl.A(a)                                   240,000       7,812,000
News Corp. Cl.B*                                        541,400       9,317,494
Time Warner, Inc.(a)                                  1,000,000      17,230,000
Univision Communications, Inc. Cl.A(a)*                 380,000      10,028,200
Viacom, Inc. Cl.B                                       400,000      13,960,000
Westwood One, Inc.(a)                                   448,000       9,784,320
                                                                  --------------
                                                                     71,959,214
                                                                  --------------
Printing & Publishing-0.8%
Gannett Co., Inc.                                        50,000       3,937,500
                                                                  --------------
Restaurants & Lodging-0.6%
Wendy's International, Inc.*                             79,900       3,024,215
                                                                  --------------
Retail - General Merchandise-2.5%
The Home Depot, Inc.                                    327,100      13,090,542
                                                                  --------------
                                                                     92,011,471
                                                                  --------------

Health Care-14.3%
Biotechnology-0.8%
Applera Corp. - Applied Biosystems Group                200,000       4,108,000
                                                                  --------------
Drugs-0.8%
Pfizer, Inc.                                            150,000       3,943,500
                                                                  --------------
Medical Products-5.6%
Alcon, Inc. (Switzerland)                                60,000       5,178,000
Beckman Coulter, Inc.                                    55,000       3,874,750
Boston Scientific Corp.(a)                              600,000      19,596,000
                                                                  --------------
                                                                     28,648,750
                                                                  --------------
Medical Services-7.1%
Health Management Associates, Inc. Cl.A                 400,000       9,188,000
UnitedHealth Group, Inc.                                100,000       9,116,000
WellPoint, Inc.(a)                                      150,000      18,309,000
                                                                  --------------
                                                                     36,613,000
                                                                  --------------
                                                                     73,313,250
                                                                  --------------
Consumer Staples-8.6%
Cosmetics-2.9%
Avon Products, Inc.                                     341,600      14,610,232
                                                                  --------------
Food-1.1%
Dean Foods Co.(a)                                       157,400       5,438,170
                                                                  --------------
Tobacco-3.7%
Altria Group, Inc.                                      125,000       8,206,250
Loews Corp. - Carolina Group                            325,000      10,640,500
                                                                  --------------
                                                                     18,846,750
                                                                  --------------
Miscellaneous-0.9%
Fortune Brands, Inc.                                     60,100       4,868,100
                                                                  --------------
                                                                     43,763,252
                                                                  --------------
Energy-8.2%
International-2.0%
Patina Oil & Gas Corp.                                  250,000      10,065,000
                                                                  --------------
Oil Service-6.2%
Baker Hughes, Inc.*                                     200,000       9,456,000
BJ Services Co.*                                         90,000       4,496,400
EnCana Corp. (Canada)*                                   62,700       4,194,003
Nabors Industries, Ltd. (Barbados)(a)                    77,100       4,425,540
Schlumberger, Ltd.                                      125,000       9,431,250
                                                                  --------------
                                                                     32,003,193
                                                                  --------------
                                                                     42,068,193
                                                                  --------------
Technology-7.8%
Computer Services-1.9%
Fiserv, Inc.(a)                                         250,000       9,485,000
                                                                  --------------

Computer Software-5.9%
Microsoft Corp.                                         830,100      20,901,918
Symantec Corp.(a)                                       425,000       9,354,250
                                                                  --------------
                                                                     30,256,168
                                                                  --------------
                                                                     39,741,168
                                                                  --------------
Capital Goods-7.3%
Electrical Equipment-1.6%
Emerson Electric Co.                                     60,000       3,979,200
Johnson Controls, Inc.                                   65,000       3,841,500
                                                                  --------------
                                                                      7,820,700
                                                                  --------------
Machinery-0.8%
Ingersoll-Rand Co. Cl.A (Bermuda)                        50,000       4,212,500
                                                                  --------------
Miscellaneous-4.9%
General Electric Co.                                    600,000      21,120,000
United Technologies Corp.                                40,000       3,995,200
                                                                  --------------
                                                                     25,115,200
                                                                  --------------
                                                                     37,148,400
                                                                  --------------
Transportation-2.7%
Railroad-2.7%
Burlington Northern Santa Fe Corp.                       85,000       4,272,950
Union Pacific Corp.*                                    150,000       9,517,500
                                                                  --------------
                                                                     13,790,450
                                                                  --------------
Basic Industry-1.8%
Chemicals-1.8%
Air Products & Chemicals, Inc.                           70,000       4,383,400
E.I. du Pont de Nemours & Co.                            90,000       4,797,000
                                                                  --------------
                                                                      9,180,400
                                                                  --------------
Consumer Manufacturing-0.9%
Building & Related-0.9%
American Standard Cos., Inc.                            100,000       4,580,000
                                                                  --------------
Total Common Stocks
(cost $415,460,496)                                                 472,303,847
                                                                  --------------

                                                      Shares or
                                                      Principal
                                                         Amount
                                                          (000)    U.S. $ Value
SHORT-TERM INVESTMENT-5.7%
Time Deposit-5.7%
State Street Euro Dollar
1.85%, 3/01/05
(cost $29,073,000)                                     $ 29,073   $  29,073,000
                                                                  --------------

Total Investments Before Security Lending Collateral -98.2%
(cost $444,533,496)                                                 501,376,847
                                                                  --------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED-5.4%
Short-Term Investment
UBS Private Money Market Fund, LLC, 2.43%
(cost $27,355,100)                                   27,355,100      27,355,100
                                                                  --------------
Total Investments-103.6%
(cost $471,888,596)                                               $ 528,731,947
Other assets less liabilities-(3.6%)                                (18,250,066)
                                                                  --------------
Net Assets-100%                                                   $ 510,481,881
                                                                  --------------

*     Represents entire or partial securities out on loan.

(a)   Non-income producing security.

      Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.  EXHIBITS.

The following exhibits are attached to this Form N-Q:

         EXHIBIT NO.      DESCRIPTION OF EXHIBIT
         -----------      ----------------------

         11(a)(1) Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

         11(a)(2) Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Focused Growth & Income Fund, Inc.

By:   /s/ Marc O, Mayer
      -----------------
      Marc O. Mayer
      President

Date: April 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O, Mayer
      -----------------
      Marc O. Mayer
      President

Date: April 29, 2005

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: April 29, 2005